COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES [Abstract]
Future Minimum Lease Payments for Non-cancelable Operating Leases

	Related party	Non-related party	Total

2013	1,800	1,542,030	1,543,830
2014	1,800	1,578,790	1,580,590
2015	1,800	1,589,995	1,591,795
2016	1,650	1,588,628	1,590,278
2017	500	1,579,378	1,579,878
Thereafter	—	9,836,147	9,836,147

Total	7,550	17,714,968	17,722,518